UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31
Date of reporting period:	July 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Greater China Opportunities Fund

Quarterly portfolio holdings 7/31/16

Fund's investmentsGreater China Opportunities Fund

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 99.5%		$49,625,424
(Cost $41,146,742)
China 42.6%		21,269,085
58.com, Inc., ADR (I)	11,577	602,120
Alibaba Group Holding, Ltd., ADR (I)	27,960	2,306,141
BeiGene, Ltd., ADR (I)	5,295	138,941
Beijing Capital International Airport Company, Ltd., H Shares	596,000	688,846
Bloomage BioTechnology Corp., Ltd.	242,500	401,490
BYD Company, Ltd., H Shares (I)	88,500	563,623
China Animal Healthcare, Ltd. (I)	1,590,000	106,568
China Communications Construction Company, Ltd., H Shares	619,000	678,308
China Construction Bank Corp., H Shares	2,613,000	1,757,348
China Medical System Holdings, Ltd.	216,000	318,193
China Merchants Bank Company, Ltd., H Shares	278,000	596,131
China Petroleum & Chemical Corp., H Shares	1,146,000	821,880
China Shenhua Energy Company, Ltd., H Shares	233,000	447,356
Ctrip.com International, Ltd., ADR (I)	18,086	789,816
Industrial & Commercial Bank of China, Ltd., H Shares	2,133,500	1,217,142
Minth Group, Ltd.	154,000	498,628
PICC Property & Casualty Company, Ltd., H Shares	276,000	430,053
Ping An Insurance Group Company of China, Ltd., H Shares	251,000	1,177,963
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	944,000	309,210
Shenzhou International Group Holdings, Ltd.	101,000	533,166
Sinosoft Technology Group, Ltd.	1,234,000	680,605
Tencent Holdings, Ltd.	204,100	4,929,653
Uni-President China Holdings, Ltd.	326,000	250,289
Wisdom Sports Group (I)	1,233,000	358,915
Zhuzhou CRRC Times Electric Company, Ltd.	120,500	666,700
Hong Kong 30.1%		15,033,002
AIA Group, Ltd.	412,400	2,568,919
Beijing Enterprises Water Group, Ltd.	772,000	469,865
BOC Hong Kong Holdings, Ltd.	128,500	423,086
Cheung Kong Infrastructure Holdings, Ltd.	103,000	911,837
Cheung Kong Property Holdings, Ltd.	147,580	1,058,991
China Everbright International, Ltd.	408,000	441,857
China Mobile, Ltd.	173,000	2,142,350
China Resources Gas Group, Ltd.	148,000	434,910
China Resources Land, Ltd.	344,666	859,710
CK Hutchison Holdings, Ltd.	76,580	897,589
Galaxy Entertainment Group, Ltd.	204,000	680,101
Hong Kong Exchanges and Clearing, Ltd.	54,000	1,336,943
Kunlun Energy Company, Ltd.	682,000	518,662
Link REIT	83,500	623,840
Modern Dental Group, Ltd. (I)	800,000	315,396
Swire Properties, Ltd.	213,200	594,910
Vinda International Holdings, Ltd.	389,000	754,036
Taiwan 25.0%		12,458,456
Advanced Semiconductor Engineering, Inc.	576,000	679,963
Advantech Company, Ltd.	74,000	575,839

2SEE NOTES TO FUND'S INVESTMENTS

Greater China Opportunities Fund

	Shares	Value
Taiwan (continued)
Chilisin Electronics Corp.	242,000	$522,067
China Life Insurance Company, Ltd.	572,832	473,868
Da Lue International Holding Company, Ltd. (I)	98,000	388,791
Delta Electronics, Inc.	114,000	601,311
Formosa Chemicals & Fibre Corp.	203,000	529,007
Iron Force Industrial Company, Ltd.	93,000	643,584
Kingpak Technology, Inc.	43,136	348,565
Largan Precision Company, Ltd.	5,000	537,540
Taiwan Cement Corp.	586,000	622,921
Taiwan Paiho, Ltd. (I)	211,000	648,691
Taiwan Semiconductor Manufacturing Company, Ltd.	570,089	3,079,443
TCI Company, Ltd.	156,380	658,408
TTY Biopharm Company, Ltd.	212,000	725,177
Tung Thih Electronic Company, Ltd.	32,000	434,371
Vivotek, Inc. (I)	155,000	465,296
Walsin Technology Corp.	491,000	523,614
United States 1.8%		864,881
Weibo Corp. (I)	26,579	864,881
Total investments (Cost $41,146,742)† 99.5%		$49,625,424
Other assets and liabilities, net 0.5%		$271,526
Total net assets 100.0%		$49,896,950

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $41,234,681. Net unrealized appreciation aggregated to $8,390,743, of which $11,368,841 related to appreciated investment securities and $2,978,098 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total investments on 7-31-16:

Information technology	33.7
Financials	26.4
Consumer discretionary	11.8
Industrials	6.8
Telecommunication services	4.3
Utilities	3.7
Energy	3.6
Consumer staples	3.4
Health care	3.2
Materials	3.1
TOTAL	100.0

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2016, by major security category or type:

	Total value at 7-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
China	$22,522,757	$4,701,899	$17,714,290	$106,568
Hong Kong	15,033,002	—	15,033,002	—
Taiwan	12,069,665	—	12,069,665	—
Total investments in securities	$49,625,424	$4,701,899	$44,816,957	$106,568

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	08Q3	07/16
This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.		9/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)     Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:

/s/ Andrew G. Arnott

___________________________

Andrew G. Arnott

President

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew G. Arnott

___________________________

Andrew G. Arnott

President

Date: September 16, 2016

By:

/s/ Charles A. Rizzo

___________________________

Charles A. Rizzo

Chief Financial Officer

Date: September 16, 2016